Supplementary Financial Statement Information - Schedule of Revenue by Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 476	$ 10,743	$ 9
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues			101
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues		$ 79	$ 158